Offsets	Mar. 25, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Safehold Inc.
Form or Filing Type	S-3
File Number	333-271113
Initial Filing Date	Apr. 14, 2023
Fee Offset Claimed	$ 8,202.19
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	4,248,435
Termination / Withdrawal Statement	The registrant previously filed a prospectus supplement (the "Prior Prospectus Supplement"), dated April 14, 2023 to a prospectus, dated April 4, 2023, constituting part of its registration statement on Form S-3 (File No. 333-271113) (the "Prior Registration Statement") and paid a registration fee relating to the offer and sale of 4,248,435 shares of common stock by certain selling stockholders. As of the date of this registration statement, all 4,248,435 shares of common stock remain unsold under the Prior Registration Statement. The Prior Registration Statement was deemed terminated as March 25, 2026. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $13,553.74 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. Pursuant to Rule 457(p), the registrant is offsetting all $8,202.19 of the fees associated with this registration statement from the filing fee previously paid in connection with the Prior Prospectus Supplement, leaving a remaining fee balance of $5,351.55 available to offset future filings. Accordingly, no additional registration fee is being paid in connection with the filing of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Safehold Inc.
Form or Filing Type	S-3
File Number	333-271113
Filing Date	Apr. 14, 2023
Fee Paid with Fee Offset Source	$ 13,553.74